Schedule of investments

Delaware Diversified Income Fund January 31, 2020 (Unaudited)

	Principal amount°	Value (US $)
Agency Asset-Backed Securities – 0.00%
Fannie Mae REMIC Trust
Series 2001-W2 AS5 6.473% 10/25/31 f	68	$70
Series 2002-W11 AV1 2.065% (LIBOR01M + 0.34%,
Floor 0.17%) 11/25/32 •	2,556	2,504
Total Agency Asset-Backed Securities (cost $2,611)		2,574

Agency Collateralized Mortgage Obligations – 1.36%
Fannie Mae Connecticut Avenue Securities
Series 2017-C01 1M1 2.961% (LIBOR01M + 1.30%)
7/25/29 •	170,850	170,954
Series 2017-C04 2M2 4.511% (LIBOR01M + 2.85%)
11/25/29 •	1,615,000	1,675,378
Series 2018-C02 2M2 3.861% (LIBOR01M + 2.20%,
Floor 2.20%) 8/25/30 •	2,482,494	2,518,355
Series 2018-C03 1M2 3.811% (LIBOR01M + 2.15%,
Floor 2.15%) 10/25/30 •	3,025,000	3,080,253
Series 2018-C05 1M2 4.011% (LIBOR01M + 2.35%,
Floor 2.35%) 1/25/31 •	2,280,000	2,323,291
Fannie Mae Grantor Trust
Series 1999-T2 A1 7.50% 1/19/39 •	6,409	6,971
Series 2002-T19 A1 6.50% 7/25/42	61,932	73,121
Series 2004-T1 1A2 6.50% 1/25/44	19,079	21,998
Fannie Mae REMIC Trust
Series 2002-W6 2A 7.50% 6/25/42 •	15,585	17,555
Series 2003-W1 2A 5.795% 12/25/42 •	8,969	9,802
Series 2004-W11 1A2 6.50% 5/25/44	168,246	194,716
Fannie Mae REMICs
Series 2013-44 Z 3.00% 5/25/43	153,295	157,660
Series 2013-71 ZA 3.50% 7/25/43	11,328	12,228
Series 2015-31 ZD 3.00% 5/25/45	742,499	807,186
Series 2015-34 OK 0.913% 3/25/44 Ω	2,280,667	2,142,894
Series 2015-89 AZ 3.50% 12/25/45	1,654,164	1,825,430
Series 2016-61 ML 3.00% 9/25/46	247,000	259,321
Series 2016-80 JZ 3.00% 11/25/46	5,511	5,856
Series 2016-101 ZP 3.50% 1/25/47	3,341	3,739
Series 2017-40 GZ 3.50% 5/25/47	1,826,360	1,999,537
Series 2017-67 BZ 3.00% 9/25/47	1,075	1,115
Series 2017-77 HZ 3.50% 10/25/47	2,290,361	2,465,020
Series 2017-94 CZ 3.50% 11/25/47	1,425,825	1,534,214
Freddie Mac REMICs
Series 4197 LZ 4.00% 4/15/43	3,928	4,443
Series 4487 ZC 3.50% 6/15/45	86,856	105,376
Series 4629 KB 3.00% 11/15/46	40,000	41,981

NQ-189 [1/20] 3/20 (1110452) 1

Schedule of investments

Delaware Diversified Income Fund

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
Freddie Mac REMICs
Series 4676 KZ 2.50% 7/15/45	1,676,524	$1,691,909
Freddie Mac Stacr Remic Trust
Series 2019-HQA4 M2 144A 3.711% (LIBOR01M +
2.05%) 11/25/49 #•	3,000,000	3,031,119
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2015-DNA3 M2 4.511% (LIBOR01M + 2.85%)
4/25/28 •	823,249	831,011
Series 2016-DNA3 M2 3.661% (LIBOR01M + 2.00%)
12/25/28 •	120,263	120,383
Series 2016-DNA4 M2 2.961% (LIBOR01M + 1.30%,
Floor 1.30%) 3/25/29 •	453,688	454,616
Series 2017-DNA1 M2 4.911% (LIBOR01M + 3.25%,
Floor 3.25%) 7/25/29 •	4,500,000	4,777,370
Series 2017-DNA3 M2 4.161% (LIBOR01M + 2.50%)
3/25/30 •	1,420,000	1,471,052
Series 2017-HQA2 M2AS 2.711% (LIBOR01M + 1.05%)
12/25/29 •	4,000,000	3,977,764
Series 2018-HQA1 M2 3.961% (LIBOR01M + 2.30%)
9/25/30 •	3,460,000	3,520,431
Freddie Mac Structured Pass Through Certificates
Series T-54 2A 6.50% 2/25/43 ◆	15,580	18,513
Series T-58 2A 6.50% 9/25/43 ◆	306,483	348,128
GNMA
Series 2013-113 LY 3.00% 5/20/43	862,000	913,918
Series 2013-182 CZ 2.50% 12/20/43	1,668,117	1,672,885
Series 2016-49 PZ 3.00% 11/16/45	352,458	366,998
Series 2016-74 PL 3.00% 5/20/46	1,248,000	1,319,784
Series 2017-34 DY 3.50% 3/20/47	1,103,995	1,224,012
Series 2017-36 ZC 3.00% 3/20/47	187,248	196,391
Series 2017-52 LE 3.00% 1/16/47	19,000	20,722
Series 2017-56 JZ 3.00% 4/20/47	68,411	72,145
Series 2017-107 QZ 3.00% 8/20/45	1,061,882	1,111,476
Series 2017-130 YJ 2.50% 8/20/47	1,210,000	1,256,060
Series 2018-34 TY 3.50% 3/20/48	827,000	882,640
Total Agency Collateralized Mortgage Obligations (cost $47,904,393)		50,737,721

Agency Commercial Mortgage-Backed Securities – 1.10%
Freddie Mac Multifamily Structured Pass Through
Certificates
Series K058 A2 2.653% 8/25/26 ◆	3,000,000	3,165,649
Series X3FX A2FX 3.00% 6/25/27 ◆	4,515,000	4,779,365
FREMF Mortgage Trust
Series 2010-K8 B 144A 5.444% 9/25/43 #•	4,520,000	4,551,966

2 NQ-189 [1/20] 3/20 (1110452)

	Principal amount°	Value (US $)
Agency Commercial Mortgage-Backed Securities (continued)
FREMF Mortgage Trust
Series 2011-K15 B 144A 5.129% 8/25/44 #•	485,000	$503,382
Series 2012-K22 B 144A 3.812% 8/25/45 #•	4,410,000	4,584,174
Series 2013-K25 C 144A 3.744% 11/25/45 #•	2,800,000	2,903,052
Series 2013-K713 B 144A 3.313% 4/25/46 #•	1,355,000	1,353,518
Series 2013-K713 C 144A 3.313% 4/25/46 #•	4,425,000	4,420,794
Series 2014-K37 B 144A 4.715% 1/25/47 #•	4,550,000	4,973,081
Series 2014-K717 B 144A 3.754% 11/25/47 #•	1,925,000	1,971,621
Series 2014-K717 C 144A 3.754% 11/25/47 #•	650,000	663,060
Series 2015-K44 B 144A 3.807% 1/25/48 #•	1,000,000	1,054,623
Series 2015-K721 C 144A 3.681% 11/25/47 #•	2,225,000	2,279,076
Series 2016-K53 B 144A 4.157% 3/25/49 #•	1,465,000	1,567,403
Series 2016-K722 B 144A 3.975% 7/25/49 #•	2,175,000	2,271,437
Total Agency Commercial Mortgage-Backed Securities (cost $39,845,544)		41,042,201

Agency Mortgage-Backed Securities – 21.45%
Fannie Mae S. F. 30 yr
3.00% 11/1/48	17,496,261	18,016,725
3.00% 7/1/49	5,037,154	5,149,682
3.00% 10/1/49	35,701,350	36,582,041
3.00% 11/1/49	22,930,107	23,453,262
3.00% 12/1/49	22,964,018	23,732,610
3.00% 1/1/50	35,940,852	36,784,804
3.50% 12/1/47	4,481,749	4,674,663
3.50% 1/1/48	3,421,590	3,568,641
3.50% 2/1/48	10,415,861	11,001,536
3.50% 7/1/48	32,837,931	34,191,987
3.50% 11/1/48	12,130,600	12,640,026
3.50% 6/1/49	58,287,171	60,133,283
3.50% 11/1/49	32,754,607	33,863,933
3.50% 1/1/50	23,491,075	24,354,273
3.50% 2/1/50	10,076,000	10,440,975
4.00% 4/1/48	27,799,143	29,358,750
4.00% 4/1/49	59,502,170	62,146,258
4.50% 2/1/41	3,763,749	4,109,523
4.50% 4/1/44	379,400	422,241
4.50% 2/1/46	44,861	49,011
4.50% 5/1/46	512,448	559,487
4.50% 4/1/48	2,809,588	3,067,466
4.50% 12/1/48	3,055,310	3,241,036
4.50% 1/1/49	26,753,345	28,923,153
4.50% 11/1/49	10,461,393	11,094,986
4.50% 1/1/50	7,026,000	7,545,440

NQ-189 [1/20] 3/20 (1110452) 3

Schedule of investments

Delaware Diversified Income Fund

	Principal amount°	Value (US $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S. F. 30 yr
5.00% 7/1/47	430,253	$475,819
5.00% 8/31/48	1,557,185	1,725,955
5.00% 7/1/49	26,175,631	28,613,830
5.50% 5/1/44	9,351,086	10,575,345
5.50% 2/1/47	20,692,600	23,328,424
5.50% 8/1/48	3,145,540	3,455,273
5.50% 12/31/49	6,718,192	7,591,792
6.00% 6/1/41	7,086,799	8,152,874
6.00% 7/1/41	5,783,358	6,706,368
6.00% 1/1/42	5,844,081	6,723,692
6.00% 9/30/48	14,102,885	16,221,772
Freddie Mac S. F. 30 yr
3.00% 12/1/48	48,218,499	49,631,368
3.00% 11/1/49	18,168,575	18,616,764
3.00% 12/1/49	5,226,180	5,356,583
3.00% 1/1/50	4,978,112	5,127,816
3.50% 11/1/48	12,408,476	13,216,566
3.50% 10/1/49	12,571,469	12,975,970
4.00% 10/1/47	15,897,556	16,785,355
4.50% 4/1/49	7,526,589	8,117,320
4.50% 8/1/49	12,198,876	13,319,623
5.00% 12/1/44	4,767,742	5,292,077
5.00% 7/1/45	1,473,580	1,636,240
5.50% 6/1/41	5,894,684	6,633,612
5.50% 9/1/41	11,739,412	13,215,833
6.00% 7/1/40	16,572,130	19,075,698
GNMA II S. F. 30 yr
5.50% 5/20/37	584,007	653,508
6.00% 2/20/39	558,565	624,158
6.00% 10/20/39	1,908,525	2,178,779
6.00% 2/20/40	2,033,279	2,308,473
6.00% 4/20/46	675,823	748,642
6.50% 6/20/39	3,159	3,667
Total Agency Mortgage-Backed Securities (cost $785,173,474)		798,194,988

Collateralized Debt Obligations – 1.98%
AMMC CLO 22
Series 2018-22A A 144A 2.824% (LIBOR03M + 1.03%,
Floor 1.03%) 4/25/31 #•	4,400,000	4,378,788
Apex Credit CLO
Series 2018-1A A2 144A 2.824% (LIBOR03M + 1.03%)
4/25/31#•	11,200,000	10,910,950

4 NQ-189 [1/20] 3/20 (1110452)

	Principal amount°	Value (US $)
Collateralized Debt Obligations (continued)
Atlas Senior Loan Fund X
Series 2018-10A A 144A 2.921% (LIBOR03M + 1.09%)
1/15/31 #•	5,900,000	$5,887,144
Black Diamond CLO
Series 2017-2A A2 144A 3.127% (LIBOR03M + 1.30%,
Floor 1.30%) 1/20/32 #•	2,800,000	2,800,106
Catamaran CLO
Series 2014-1A A1BR 144A 3.192% (LIBOR03M +
1.39%) 4/22/30 #•	5,000,000	4,999,510
CFIP CLO
Series 2017-1A A 144A 3.039% (LIBOR03M + 1.22%)
1/18/30 #•	6,000,000	6,004,962
Man GLG US CLO
Series 2018-1A A1R 144A 2.959% (LIBOR03M + 1.14%)
4/22/30 #•	14,000,000	13,924,933
Mariner CLO 5
Series 2018-5A A 144A 2.904% (LIBOR03M + 1.11%,
Floor 1.11%) 4/25/31 #•	8,000,000	7,989,120
Midocean Credit CLO IX
Series 2018-9A A1 144A 2.969% (LIBOR03M + 1.15%,
Floor 1.15%) 7/20/31 #•	2,000,000	1,989,864
Midocean Credit CLO VIII
Series 2018-8A A1 144A 3.049% (LIBOR03M + 1.15%)
2/20/31 #•	5,830,000	5,802,523
Sounds Point CLO IV-R
Series 2013-3RA A 144A 2.969% (LIBOR03M + 1.15%,
Floor 1.15%) 4/18/31 #•	6,000,000	5,967,168
Steele Creek CLO
Series 2017-1A A 144A 3.081% (LIBOR03M + 1.25%)
1/15/30 #•	3,000,000	3,005,778
Total Collateralized Debt Obligations (cost $74,099,675)		73,660,846

Corporate Bonds – 38.10%
Banking - 6.37%
Akbank T. A. S. 144A 7.20% 3/16/27 #µ	1,613,000	1,650,099
Banco de Credito del Peru 144A 2.70% 1/11/25 #	1,855,000	1,860,120
Banco del Estado de Chile 144A 2.704% 1/9/25 #	425,000	428,825
Banco do Brasil 3.875% 10/10/22	925,000	949,781
Banco General 144A 4.125% 8/7/27 #	1,580,000	1,677,340
Banco Internacional del Peru 144A 3.375% 1/18/23 #	1,869,000	1,914,632
Banco Mercantil del Norte 144A 6.75% #µy	1,095,000	1,192,975
Banco Santander Mexico Institucion de Banca Multiple
Grupo Financiero 144A 5.95% 10/1/28 #*µ	1,325,000	1,439,013
Bancolombia
3.00% 1/29/25	1,905,000	1,918,830

NQ-189 [1/20] 3/20 (1110452) 5

Schedule of investments

Delaware Diversified Income Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
Bancolombia
4.625% 12/18/29 µ	1,900,000	$1,962,700
Bangkok Bank 144A 3.733% 9/25/34 #µ	1,875,000	1,956,524
Banistmo 144A 3.65% 9/19/22 #	1,870,000	1,917,352
Bank Leumi Le-Israel 144A 3.275% 1/29/31 #µ	1,630,000	1,634,075
Bank of America 3.458% 3/15/25 µ	12,320,000	13,045,577
Bank of China 144A 5.00% 11/13/24 #*	1,640,000	1,810,653
Bank of Georgia 144A 6.00% 7/26/23 #	1,790,000	1,904,188
BBVA Bancomer
144A 5.125% 1/18/33 #µ	1,646,000	1,755,105
144A 6.75% 9/30/22 #	445,000	489,180
BBVA USA
2.875% 6/29/22	5,190,000	5,311,420
3.875% 4/10/25	5,755,000	6,129,207
Credit Suisse Group
144A 2.593% 9/11/25 #µ	5,535,000	5,626,912
144A 6.25% #µy	10,305,000	11,386,736
144A 7.25% #µy	4,240,000	4,810,047
DBS Group Holdings 144A 4.52% 12/11/28 #µ	1,800,000	1,934,805
Emirates NBD Bank 3.25% 11/14/22	1,500,000	1,537,226
Fifth Third Bancorp
3.65% 1/25/24	1,440,000	1,533,386
3.95% 3/14/28	6,825,000	7,682,074
Fifth Third Bank 3.85% 3/15/26	2,435,000	2,655,731
Goldman Sachs Group 6.00% 6/15/20	10,020,000	10,172,178
Grupo Aval 144A 4.375% 2/4/30 #	1,895,000	1,919,635
ICICI Bank 144A 4.00% 3/18/26 #	1,850,000	1,962,402
Itau Unibanco Holding 144A 3.25% 1/24/25 #	2,915,000	2,947,065
JPMorgan Chase & Co.
3.702% 5/6/30 µ	165,000	182,118
4.023% 12/5/24 µ	13,375,000	14,414,530
4.60% 1/1/00 µy	3,435,000	3,511,085
5.00% µy	5,125,000	5,364,312
Kookmin Bank 144A 2.875% 3/25/23 #*	1,905,000	1,949,915
Morgan Stanley
3.124% (LIBOR03M + 1.22%) 5/8/24 •	5,850,000	5,961,191
5.00% 11/24/25	9,030,000	10,336,700
PNC Bank
2.70% 11/1/22	725,000	743,872
4.05% 7/26/28	6,875,000	7,790,289
PNC Financial Services Group
2.55% 1/22/30	2,450,000	2,508,945

6 NQ-189 [1/20] 3/20 (1110452)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
PNC Financial Services Group
2.60% 7/23/26	5,875,000	$6,065,213
Popular 6.125% 9/14/23	1,195,000	1,286,615
QNB Finance 3.50% 3/28/24	1,470,000	1,529,138
Royal Bank of Scotland Group 8.625% µy	8,640,000	9,346,536
Shinhan Financial Group 144A 3.34% 2/5/30 #µ	1,445,000	1,493,449
Truist Bank 2.636% 9/17/29 µ	14,959,000	15,115,434
Turkiye Garanti Bankasi
144A 5.25% 9/13/22 #	945,000	980,816
144A 5.875% 3/16/23 #	928,000	978,483
UBS Group
144A 4.125% 9/24/25 #	8,480,000	9,369,189
6.875% µy	6,345,000	6,598,254
7.125% µy	1,405,000	1,488,544
US Bancorp
3.00% 7/30/29	3,465,000	3,656,837
3.10% 4/27/26	290,000	307,826
3.375% 2/5/24	3,800,000	4,038,825
US Bank 3.40% 7/24/23	2,655,000	2,807,097
USB Capital IX 3.50% (LIBOR03M + 1.02%) y•	13,937,000	12,637,305
Woori Bank 144A 4.75% 4/30/24 #*	1,525,000	1,655,621
		237,233,932
Basic Industry - 2.95%
BHP Billiton Finance USA 144A 6.25% 10/19/75 #µ	12,410,000	12,738,182
Bioceanico Sovereign Certificate 144A 2.971% 6/5/34 #	1,420,000	1,002,307
Chemours 7.00% 5/15/25 *	4,415,000	4,234,360
CK Hutchison International 17 144A 2.875% 4/5/22 #	1,000,000	1,015,635
Corp Nacional del Cobre de Chile 144A 4.25% 7/17/42 #*	400,000	437,100
CSN Resources 144A 7.625% 2/13/23 #	1,355,000	1,436,415
Cydsa 144A 6.25% 10/4/27 #	1,490,000	1,550,118
Equate Petrochemical 144A 3.00% 3/3/22 #	1,795,000	1,811,882
First Quantum Minerals 144A 7.50% 4/1/25 #	1,080,000	1,066,052
Freeport-McMoRan 5.45% 3/15/43	780,000	797,628
Georgia-Pacific 8.00% 1/15/24	11,171,000	13,711,325
Gold Fields Orogen Holdings BVI 144A 6.125% 5/15/29 #	1,735,000	1,981,162
Hudbay Minerals 144A 7.625% 1/15/25 #	685,000	698,416
Inversiones CMPC 144A 3.85% 1/13/30 #	1,130,000	1,157,403
Israel Chemicals 144A 6.375% 5/31/38 #	1,152,000	1,396,979
Joseph T Ryerson & Son 144A 11.00% 5/15/22 #	800,000	841,994
Klabin Austria 144A 7.00% 4/3/49 #	1,615,000	1,824,546
Methanex 5.25% 12/15/29	9,095,000	9,603,993
Metinvest 144A 7.75% 4/23/23 #	370,000	395,585

NQ-189 [1/20] 3/20 (1110452) 7

Schedule of investments

Delaware Diversified Income Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Basic Industry (continued)
Minera Mexico 144A 4.50% 1/26/50 #	2,450,000	$2,552,251
Newmont 2.80% 10/1/29	11,110,000	11,420,438
Novolipetsk Steel Via Steel Funding 144A 4.00%
9/21/24 #	2,035,000	2,144,300
OCP
144A 4.50% 10/22/25 #	1,580,000	1,710,122
144A 6.875% 4/25/44 #	1,515,000	1,999,552
Olin
5.00% 2/1/30	3,350,000	3,416,163
5.625% 8/1/29	265,000	280,065
Orbia Advance 144A 5.50% 1/15/48 #	2,270,000	2,467,933
Petkim Petrokimya Holding 144A 5.875% 1/26/23 #	1,480,000	1,522,985
Phosagro OAO Via Phosagro Bond Funding 144A 3.95%
11/3/21 #	690,000	709,527
RPM International 4.55% 3/1/29	4,039,000	4,557,322
Sasol Financing USA
5.875% 3/27/24	9,600,000	10,348,358
6.50% 9/27/28	840,000	938,630
Sociedad Quimica y Minera de Chile 144A 3.625%
4/3/23 #	1,320,000	1,351,898
Steel Dynamics 5.50% 10/1/24	1,030,000	1,061,157
Syngenta Finance
144A 3.933% 4/23/21 #	2,540,000	2,593,359
144A 4.441% 4/24/23 #	1,360,000	1,437,501
Vedanta Resources Finance II 144A 9.25% 4/23/26 #	1,615,000	1,564,394
		109,777,037
Brokerage - 0.25%
Jefferies Group
4.15% 1/23/30	1,585,000	1,710,142
6.45% 6/8/27	3,815,000	4,596,359
6.50% 1/20/43	2,455,000	3,085,179
		9,391,680
Capital Goods - 1.64%
Ardagh Packaging Finance 144A 6.00% 2/15/25 #	790,000	827,525
Ashtead Capital 144A 5.25% 8/1/26 #	1,540,000	1,644,485
BMC East 144A 5.50% 10/1/24 #	1,200,000	1,239,498
Boise Cascade 144A 5.625% 9/1/24 #	435,000	452,581
Bombardier 144A 6.00% 10/15/22 #	1,175,000	1,154,437
Cemex 144A 5.45% 11/19/29 #	2,430,000	2,594,025
Covanta Holding 5.875% 7/1/25	1,105,000	1,149,313
EnPro Industries 5.75% 10/15/26	455,000	481,321
Grupo Cementos de Chihuahua 144A 5.25% 6/23/24 #	1,360,000	1,421,764

8 NQ-189 [1/20] 3/20 (1110452)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Capital Goods (continued)
L3Harris Technologies
2.90% 12/15/29	6,680,000	$6,985,021
144A 3.85% 6/15/23 #	2,090,000	2,222,418
Mauser Packaging Solutions Holding 144A 5.50%
4/15/24 #	2,165,000	2,236,358
Northrop Grumman
2.55% 10/15/22	7,165,000	7,320,945
3.25% 8/1/23	400,000	420,845
Roper Technologies
2.35% 9/15/24	2,065,000	2,102,573
2.95% 9/15/29	7,650,000	7,961,431
Standard Industries 144A 5.00% 2/15/27 #	1,880,000	1,964,266
TransDigm 144A 6.25% 3/15/26 #	745,000	804,879
United Rentals North America 5.50% 5/15/27	2,085,000	2,220,160
Waste Management
2.95% 6/15/24	3,695,000	3,865,633
3.45% 6/15/29	10,951,000	12,014,946
		61,084,424
Communications - 5.58%
Altice Financing 144A 5.00% 1/15/28 #	1,490,000	1,466,175
Altice Luxembourg 144A 10.50% 5/15/27 #	4,810,000	5,570,701
American Tower 2.90% 1/15/30	1,620,000	1,650,284
AT&T
4.35% 3/1/29	5,220,000	5,897,956
4.50% 3/9/48	2,510,000	2,837,011
C&W Senior Financing 144A 7.50% 10/15/26 #	897,000	969,946
Charter Communications Operating
4.464% 7/23/22	8,590,000	9,081,654
4.80% 3/1/50	2,410,000	2,604,607
5.05% 3/30/29	9,240,000	10,631,740
Clear Channel Worldwide Holdings 144A 9.25% 2/15/24 #	3,435,000	3,747,018
Comcast
2.65% 2/1/30	1,965,000	2,029,761
3.45% 2/1/50	890,000	959,827
3.70% 4/15/24	12,235,000	13,173,746
4.40% 8/15/35	615,000	749,330
Connect Finco 144A 6.75% 10/1/26 #	5,040,000	5,342,400
Crown Castle International
3.80% 2/15/28	1,465,000	1,596,785
5.25% 1/15/23	4,275,000	4,678,570
CSC Holdings 144A 7.75% 7/15/25 #	2,000,000	2,112,520
Digicel Group One 144A 8.25% 12/30/22 #*	1,131,000	732,675

NQ-189 [1/20] 3/20 (1110452) 9

Schedule of investments

Delaware Diversified Income Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)
Discovery Communications
4.125% 5/15/29	11,890,000	$13,012,522
5.20% 9/20/47	4,175,000	4,933,210
Fox
144A 4.03% 1/25/24 #	3,425,000	3,688,713
144A 4.709% 1/25/29 #	7,975,000	9,297,194
Frontier Communications 144A 8.00% 4/1/27 #	3,552,000	3,714,149
Gray Television 144A 5.875% 7/15/26 #	1,545,000	1,619,315
GTP Acquisition Partners I 144A 2.35% 6/15/20 #	2,605,000	2,589,370
IHS Netherlands Holdco 144A 7.125% 3/18/25 #	1,875,000	1,992,600
Millicom International Cellular 144A 6.25% 3/25/29 #	1,755,000	1,937,783
Ooredoo International Finance 144A 5.00% 10/19/25 #	1,705,000	1,917,486
Sable International Finance 144A 5.75% 9/7/27 #	860,000	910,824
Sprint Spectrum 144A 4.738% 3/20/25 #	3,190,000	3,356,693
Telefonica Celular del Paraguay 144A 5.875% 4/15/27 #	1,370,000	1,467,452
Terrier Media Buyer 144A 8.875% 12/15/27 #	2,179,000	2,249,818
Time Warner Cable 7.30% 7/1/38	9,865,000	13,392,784
Time Warner Entertainment 8.375% 3/15/23	5,470,000	6,478,838
T-Mobile USA
6.375% 3/1/25 =	250,000	0
6.50% 1/15/26 =	3,725,000	0
6.50% 1/15/26	1,875,000	2,003,063
Turk Telekomunikasyon 144A 6.875% 2/28/25 #	1,750,000	1,930,408
VEON Holdings 144A 4.00% 4/9/25 #	1,857,000	1,933,378
Verizon Communications 4.50% 8/10/33	18,345,000	22,127,373
ViacomCBS 4.375% 3/15/43	8,160,000	8,846,109
Vodafone Group
4.25% 9/17/50	4,350,000	4,758,318
4.875% 6/19/49	12,805,000	15,415,820
Zayo Group
144A 5.75% 1/15/27 #	1,615,000	1,653,756
6.375% 5/15/25	444,000	454,694
		207,514,376
Consumer Cyclical - 1.59%
Allison Transmission 144A 5.875% 6/1/29 #	555,000	607,185
AMC Entertainment Holdings 6.125% 5/15/27 *	1,750,000	1,491,919
Boyd Gaming 144A 4.75% 12/1/27 #	2,375,000	2,432,831
El Puerto de Liverpool
144A 3.875% 10/6/26 #	400,000	414,643
144A 3.95% 10/2/24 #*	1,410,000	1,477,574
Ford Motor Credit 3.087% 1/9/23	3,415,000	3,445,348
Future Retail 144A 5.60% 1/22/25 #	1,980,000	1,997,713

10 NQ-189 [1/20] 3/20 (1110452)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
General Motors 5.00% 10/1/28	1,806,000	$1,998,725
General Motors Financial 5.25% 3/1/26	8,238,000	9,262,371
JD. com 3.125% 4/29/21	940,000	947,598
Kia Motors 144A 3.00% 4/25/23 #	1,350,000	1,376,439
Live Nation Entertainment 144A 5.625% 3/15/26 #	1,725,000	1,842,037
Lowe’s 4.55% 4/5/49	16,820,000	20,307,610
MGM Resorts International 5.75% 6/15/25	1,280,000	1,430,157
Murphy Oil USA 5.625% 5/1/27	715,000	770,661
Prime Security Services Borrower
144A 5.75% 4/15/26 #	295,000	311,778
144A 9.25% 5/15/23 #	547,000	574,008
Resorts World Las Vegas 144A 4.625% 4/16/29 #	1,400,000	1,487,627
Royal Caribbean Cruises 3.70% 3/15/28	2,012,000	2,115,976
Scientific Games International 144A 8.25% 3/15/26 #	1,245,000	1,353,158
Shimao Property Holdings 5.60% 7/15/26	1,435,000	1,507,382
Wynn Macau 144A 5.50% 10/1/27 #*	1,865,000	1,902,258
		59,054,998
Consumer Non-Cyclical - 4.13%
AbbVie
144A 2.95% 11/21/26 #	3,850,000	3,980,038
144A 4.05% 11/21/39 #	10,441,000	11,407,613
Alcon Finance 144A 3.00% 9/23/29 #	12,165,000	12,641,784
Anheuser-Busch InBev Worldwide
3.65% 2/1/26	7,842,000	8,528,863
4.15% 1/23/25	5,260,000	5,805,788
Bausch Health 144A 5.50% 11/1/25 #	1,485,000	1,541,304
BRF 144A 4.875% 1/24/30 #	2,340,000	2,409,030
Bristol-Myers Squibb 144A 2.90% 7/26/24 #	9,120,000	9,545,953
Charles River Laboratories International 144A 5.50%
4/1/26 #	1,375,000	1,465,850
Cigna
2.721% (LIBOR03M + 0.89%) 7/15/23 •	3,240,000	3,281,732
4.125% 11/15/25	8,751,000	9,628,460
Constellation Brands 3.15% 8/1/29	12,670,000	13,230,859
Cott Holdings 144A 5.50% 4/1/25 #	1,205,000	1,252,700
CVS Health
4.30% 3/25/28	11,141,000	12,369,131
4.78% 3/25/38	5,249,000	6,139,630
DH Europe Finance II 2.60% 11/15/29	4,622,000	4,754,779
DP World Crescent 144A 3.908% 5/31/23 #	1,135,000	1,181,705
Encompass Health 5.75% 9/15/25	1,280,000	1,334,931
Gilead Sciences 4.15% 3/1/47	12,105,000	14,048,987

NQ-189 [1/20] 3/20 (1110452) 11

Schedule of investments

Delaware Diversified Income Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
HCA
5.875% 2/15/26	1,000,000	$1,149,400
7.58% 9/15/25	160,000	190,800
JBS Investments II
144A 5.75% 1/15/28 #	1,360,000	1,438,282
144A 7.00% 1/15/26 #	1,310,000	1,426,040
JBS USA LUX 144A 5.75% 6/15/25 #	1,760,000	1,827,610
Kernel Holding
144A 6.50% 10/17/24 #	1,450,000	1,533,245
144A 8.75% 1/31/22 #	1,330,000	1,443,841
Mars 144A 3.95% 4/1/49 #	5,385,000	6,421,194
MHP 144A 7.75% 5/10/24 #	1,540,000	1,662,615
New York-Presbyterian Hospital 4.063% 8/1/56	3,760,000	4,586,986
Post Holdings 144A 5.75% 3/1/27 #	1,250,000	1,321,653
Tenet Healthcare 5.125% 5/1/25	2,425,000	2,473,500
Teva Pharmaceutical Finance Netherlands III
6.75% 3/1/28 *	1,650,000	1,721,528
144A 7.125% 1/31/25 #*	725,000	764,589
Universal Health Services 144A 5.00% 6/1/26 #	1,135,000	1,193,563
		153,703,983
Electric - 4.55%
AEP Texas 3.45% 1/15/50	1,015,000	1,079,945
AES Gener 144A 7.125% 3/26/79 #µ	1,755,000	1,880,902
American Transmission Systems 144A 5.25% 1/15/22 #	5,910,000	6,277,727
CenterPoint Energy
3.85% 2/1/24	2,805,000	2,998,880
4.25% 11/1/28	7,555,000	8,503,035
Centrais Eletricas Brasileiras
144A 3.625% 2/4/25 #	374,000	376,711
144A 4.625% 2/4/30 #	1,490,000	1,508,997
CLP Power Hong Kong Financing
2.875% 4/26/23	955,000	974,839
3.125% 5/6/25	388,000	402,653
ComEd Financing III 6.35% 3/15/33	4,959,000	5,785,139
Duke Energy 4.875% µy	5,375,000	5,708,814
Duke Energy Indiana 3.25% 10/1/49	3,645,000	3,868,804
Engie Energia Chile 144A 4.50% 1/29/25 #	665,000	719,354
Entergy Arkansas 4.20% 4/1/49	2,415,000	2,944,789
Entergy Louisiana 4.95% 1/15/45	685,000	741,741
Entergy Mississippi 3.85% 6/1/49	5,140,000	5,957,781
Entergy Texas 3.55% 9/30/49	2,030,000	2,235,435
Evergy 4.85% 6/1/21	1,660,000	1,714,604

12 NQ-189 [1/20] 3/20 (1110452)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Electric (continued)
Evergy Metro 3.65% 8/15/25	7,975,000	$8,656,264
FirstEnergy Transmission 144A 4.55% 4/1/49 #	1,525,000	1,847,428
Interstate Power & Light 4.10% 9/26/28	10,375,000	11,802,274
Israel Electric 144A 5.00% 11/12/24 #	2,085,000	2,315,215
Kallpa Generacion 144A 4.125% 8/16/27 #	2,656,000	2,753,230
Listrindo Capital 144A 4.95% 9/14/26 #	1,794,000	1,852,152
Louisville Gas & Electric 4.25% 4/1/49	7,745,000	9,436,898
MidAmerican Energy 3.15% 4/15/50	2,600,000	2,747,891
Mong Duong Finance Holdings 144A 5.125% 5/7/29 #	3,280,000	3,394,092
National Rural Utilities Cooperative Finance
4.75% 4/30/43 µ	3,045,000	3,188,419
5.25% 4/20/46 µ	3,388,000	3,751,072
Nevada Power 3.125% 8/1/50	1,980,000	2,015,691
NV Energy 6.25% 11/15/20	7,391,000	7,652,927
PacifiCorp 3.50% 6/15/29	4,815,000	5,321,065
Pennsylvania Electric 5.20% 4/1/20	398,000	400,065
Perusahaan Listrik Negara
144A 4.125% 5/15/27 #	795,000	847,945
144A 5.25% 5/15/47 #	870,000	989,351
ReNew Power 144A 5.875% 3/5/27 #	1,465,000	1,474,898
Saudi Electricity Global Sukuk 4 4.222% 1/27/24	1,820,000	1,941,076
Southern California Edison
3.65% 2/1/50	1,565,000	1,647,424
4.00% 4/1/47	1,615,000	1,798,430
4.875% 3/1/49	7,070,000	8,753,602
Southwestern Electric Power 4.10% 9/15/28	13,080,000	14,659,354
State Grid Overseas Investment 2016 144A 2.25%
5/4/20 #	1,235,000	1,235,596
Trans-Allegheny Interstate Line 144A 3.85% 6/1/25 #	2,505,000	2,715,204
Vistra Operations 144A 5.50% 9/1/26 #	2,295,000	2,392,130
Xcel Energy
2.60% 12/1/29	1,245,000	1,260,170
3.50% 12/1/49	8,270,000	8,797,738
		169,327,751
Energy - 5.52%
Abu Dhabi Crude Oil Pipeline 144A 4.60% 11/2/47 #	1,295,000	1,524,807
AES Andres 144A 7.95% 5/11/26 #	1,525,000	1,634,201
Bayan Resources 144A 6.125% 1/24/23 #	820,000	804,467
Brooklyn Union Gas 144A 3.865% 3/4/29 #	9,305,000	10,408,025
Crestwood Midstream Partners 6.25% 4/1/23	1,755,000	1,774,717
Energy Transfer Operating
5.25% 4/15/29	6,185,000	7,042,532

NQ-189 [1/20] 3/20 (1110452) 13

Schedule of investments

Delaware Diversified Income Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Energy Transfer Operating
6.25% 4/15/49	7,735,000	$9,186,086
Eni 144A 4.25% 5/9/29 #	8,260,000	9,322,169
Enterprise Products Operating
2.80% 1/31/30	2,470,000	2,506,688
3.70% 1/31/51	1,880,000	1,858,784
Gazprom PJSC Via Gaz Capital 144A 4.95% 3/23/27 #	1,780,000	1,998,420
Geopark
144A 5.50% 1/17/27 #*	1,425,000	1,425,000
144A 6.50% 9/21/24 #	510,000	539,027
Gran Tierra Energy 144A 7.75% 5/23/27 #	1,400,000	1,363,813
Greenko Solar Mauritius 144A 5.95% 7/29/26 #	1,880,000	1,928,437
Infraestructura Energetica Nova 144A 4.875% 1/14/48 #	1,625,000	1,647,644
KazMunayGas National JSC 144A 6.375% 10/24/48 #	679,000	908,150
KazTransGas JSC 144A 4.375% 9/26/27 #	3,990,000	4,274,527
Marathon Oil 4.40% 7/15/27	8,145,000	8,922,689
Medco Bell 144A 6.375% 1/30/27 #	1,125,000	1,089,133
MPLX
4.00% 3/15/28	925,000	973,256
4.125% 3/1/27	5,760,000	6,110,800
5.50% 2/15/49	9,335,000	10,709,138
Murphy Oil 5.875% 12/1/27	806,000	827,157
NiSource 5.65% µy	3,660,000	3,826,493
Noble Energy
3.25% 10/15/29	5,565,000	5,614,628
3.90% 11/15/24	3,765,000	4,022,277
4.20% 10/15/49	1,970,000	1,958,968
4.95% 8/15/47	4,015,000	4,412,072
5.05% 11/15/44	1,180,000	1,292,378
NuStar Logistics 5.625% 4/28/27 *	665,000	686,180
Oasis Petroleum 144A 6.25% 5/1/26 #*	2,175,000	1,663,929
Occidental Petroleum
2.90% 8/15/24	3,765,000	3,850,009
3.50% 8/15/29	4,395,000	4,541,498
Oil and Gas Holding 144A 7.625% 11/7/24 #	650,000	762,479
ONEOK 7.50% 9/1/23	7,805,000	9,163,634
Pertamina Persero 144A 3.65% 7/30/29 #	660,000	689,700
Petrobras Global Finance
144A 5.093% 1/15/30 #	7,453,000	8,187,866
6.90% 3/19/49	347,000	424,077
7.25% 3/17/44	1,265,000	1,603,318

14 NQ-189 [1/20] 3/20 (1110452)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Petroleos Mexicanos
144A 6.49% 1/23/27 #	430,000	$467,087
6.75% 9/21/47	500,000	507,667
144A 6.84% 1/23/30 #	6,835,000	7,417,684
144A 6.95% 1/28/60 #	1,400,000	1,424,010
Precision Drilling 144A 7.125% 1/15/26 #	775,000	738,457
Sabine Pass Liquefaction
5.625% 3/1/25	5,735,000	6,528,026
5.75% 5/15/24	8,662,000	9,761,303
Saudi Arabian Oil
144A 2.875% 4/16/24 #	1,370,000	1,409,133
144A 3.50% 4/16/29 #	795,000	843,868
144A 4.25% 4/16/39 #	2,142,000	2,377,449
Schlumberger Holdings 144A 4.30% 5/1/29 #	7,635,000	8,544,445
Sinopec Group Overseas Development 2018 144A 2.50%
8/8/24 #	2,855,000	2,889,902
Southwestern Energy 7.75% 10/1/27 *	4,065,000	3,384,214
Summit Midstream Holdings 5.75% 4/15/25	780,000	602,226
Targa Resources Partners 5.375% 2/1/27	1,665,000	1,730,518
Tecpetrol 144A 4.875% 12/12/22 #	1,451,000	1,423,112
Transcanada Trust 5.50% 9/15/79 µ	7,115,000	7,687,722
Transocean 144A 9.00% 7/15/23 #	330,000	355,570
Transocean Proteus 144A 6.25% 12/1/24 #	1,127,000	1,161,278
Transportadora de Gas del Sur 144A 6.75% 5/2/25 #	1,350,000	1,252,571
Tullow Oil 144A 7.00% 3/1/25 #	1,575,000	1,277,735
YPF
144A 8.50% 6/27/29 #*	1,800,000	1,596,875
144A 44.438% (BADLARPP + 4.00%) 7/7/20 #•	1,730,000	408,285
		205,268,310
Finance Companies - 0.87%
AerCap Ireland Capital 3.65% 7/21/27	7,528,000	7,909,697
Air Lease 3.00% 2/1/30	5,050,000	5,063,044
Avolon Holdings Funding
144A 3.95% 7/1/24 #	8,650,000	9,118,830
144A 4.375% 5/1/26 #	2,675,000	2,898,255
BOC Aviation 144A 2.375% 9/15/21 #	1,460,000	1,459,825
International Lease Finance 8.625% 1/15/22	3,082,000	3,468,551
Rede D’or Finance 144A 4.50% 1/22/30 #	2,470,000	2,486,673
		32,404,875
Insurance - 0.85%
AIA Group 3.125% 3/13/23	1,410,000	1,451,286
AssuredPartners 144A 7.00% 8/15/25 #	911,000	929,211

NQ-189 [1/20] 3/20 (1110452) 15

Schedule of investments

Delaware Diversified Income Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Insurance (continued)
Centene 144A 5.375% 8/15/26 #	2,535,000	$2,699,775
HUB International 144A 7.00% 5/1/26 #	230,000	237,469
MetLife
6.40% 12/15/36	40,000	50,357
144A 9.25% 4/8/38 #	8,985,000	13,534,690
Prudential Financial
3.70% 3/13/51	4,795,000	5,117,783
5.375% 5/15/45 µ	4,135,000	4,501,961
USI 144A 6.875% 5/1/25 #	2,955,000	3,036,292
		31,558,824
Real Estate - 0.89%
American Tower Trust #1 144A 3.07% 3/15/23 #	10,235,000	10,483,436
Arabian Centres Sukuk 144A 5.375% 11/26/24 #	1,380,000	1,430,792
China Overseas Finance Cayman V 3.95% 11/15/22	1,355,000	1,405,130
Corporate Office Properties
3.60% 5/15/23	6,545,000	6,812,258
5.25% 2/15/24	5,315,000	5,791,989
CubeSmart 3.00% 2/15/30	5,000,000	5,136,687
Kaisa Group Holdings 144A 11.95% 10/22/22 #*	1,955,000	2,066,005
		33,126,297
Technology - 2.22%
Baidu 3.875% 9/29/23	1,405,000	1,481,401
Broadcom 144A 3.125% 4/15/21 #	12,945,000	13,134,441
CDK Global 5.00% 10/15/24	4,000,000	4,372,440
CommScope Technologies 144A 5.00% 3/15/27 #	633,000	576,046
Equinix 5.375% 5/15/27	1,680,000	1,823,892
Global Payments
2.65% 2/15/25	7,285,000	7,470,164
3.20% 8/15/29	5,250,000	5,515,055
Infor US 6.50% 5/15/22	320,000	321,830
Intel
2.45% 11/15/29	4,490,000	4,603,504
3.25% 11/15/49	4,970,000	5,319,488
International Business Machines 3.00% 5/15/24	13,900,000	14,605,704
Iron Mountain US Holdings 144A 5.375% 6/1/26 #	1,695,000	1,767,626
NXP
144A 4.125% 6/1/21 #	7,025,000	7,219,007
144A 4.30% 6/18/29 #	1,905,000	2,113,394
144A 4.875% 3/1/24 #	9,620,000	10,592,768
Tencent Holdings 144A 3.28% 4/11/24 #	1,600,000	1,673,992
		82,590,752

16 NQ-189 [1/20] 3/20 (1110452)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Transportation - 0.58%
Aeropuertos Argentina 2000 144A 6.875% 2/1/27 #	2,039,063	$1,984,480
Aerovias de Mexico 144A 7.00% 2/5/25 #	1,985,000	1,985,000
ASG Finance Designated Activity 144A 7.875% 12/3/24 #	1,926,000	1,858,590
DAE Funding 144A 5.75% 11/15/23 #	864,000	909,719
FedEx 4.05% 2/15/48	9,165,000	9,320,073
Latam Finance
144A 6.875% 4/11/24 #	200,000	213,117
144A 7.00% 3/1/26 #	1,700,000	1,848,487
Lima Metro Line 2 Finance 144A 4.35% 4/5/36 #	1,695,000	1,824,778
Rutas 2 and 7 Finance 144A 3.413% 9/30/36 #	2,175,000	1,454,934
		21,399,178
Utilities - 0.11%
Aegea Finance 144A 5.75% 10/10/24 #	1,350,000	1,426,511
Empresas Publicas de Medellin 144A 4.25% 7/18/29 #	2,690,000	2,834,177
		4,260,688
Total Corporate Bonds (cost $1,347,646,069)		1,417,697,105

Loan Agreements – 4.00%
Acrisure Tranche B-2 1st Lien 6.195% (LIBOR03M +
4.25%) 11/22/23 •	1,920,776	1,927,178
AMC Entertainment Holdings Tranche B-1 4.65%
(LIBOR01M + 3.00%) 4/22/26 •	1,721,988	1,729,736
American Airlines Tranche B 3.676% (LIBOR03M + 2.00%)
12/14/23 •	2,518,871	2,521,548
Applied Systems 2nd Lien 8.945% (LIBOR03M + 7.00%)
9/19/25 •	2,829,152	2,912,847
Aramark Services Tranche B-3 3.395% (LIBOR01M +
1.75%) 3/11/25 •	1,744,079	1,753,889
AssuredPartners 5.145% (LIBOR01M + 3.50%) 10/22/24 •	984,388	986,849
AthenaHealth Tranche B 1st Lien 6.401% (LIBOR03M +
4.50%) 2/11/26 •	694,750	699,305
Avis Budget Car Rental Tranche B 3.65% (LIBOR01M +
2.00%) 2/7/25 •	1,219,866	1,223,668
Avis Budget Tranche B 0.00% 7/31/27 X	1,219,865	1,216,816
Ball Metalpack Finco 2nd Lien 10.659% (LIBOR03M +
8.75%) 7/24/26 •	360,000	293,400
Bausch Health 4.67% (LIBOR01M + 3.00%) 6/2/25 •	1,179,149	1,185,781
Berry Global Tranche W 3.677% (LIBOR01M + 2.00%)
10/1/22 •	3,350,000	3,374,080
Berry Global Tranche Y 3.781% (LIBOR03M + 2.00%)
7/1/26 •	2,149,200	2,163,529
Blue Ribbon 1st Lien 5.874% (LIBOR03M + 4.00%)
11/15/21 •	1,161,481	1,023,555

NQ-189 [1/20] 3/20 (1110452) 17

Schedule of investments

Delaware Diversified Income Fund

	Principal amount°	Value (US $)
Loan Agreements (continued)
Boxer Parent 5.895% (LIBOR01M + 4.25%) 10/2/25 •	1,816,608	$1,794,278
Buckeye Partners 4.531% (LIBOR01M + 2.75%) 11/1/26 •	2,375,000	2,401,966
Builders FirstSource 4.645% (LIBOR01M + 3.00%)
2/29/24 •	83,128	83,663
BWay Holding 5.084% (LIBOR03M + 3.25%) 4/3/24 •	1,061,044	1,054,744
Calpine 4.20% (LIBOR03M + 2.25%) 4/5/26 •	905,450	910,656
CEC Entertainment Tranche B 8.145% (LIBOR01M +
6.50%) 8/17/26 •	370,073	356,773
Change Healthcare Holdings 4.145% (LIBOR01M +
2.50%) 3/1/24 •	1,150,732	1,153,129
Charter Communications Operating Tranche B2 3.40%
(LIBOR01M + 1.75%) 2/1/27 •	1,911,838	1,922,195
Chemours Tranche B-2 3.40% (LIBOR01M + 1.75%)
4/3/25 •	2,566,392	2,478,172
CityCenter Holdings 3.895% (LIBOR01M + 2.25%)
4/18/24 •	2,431,707	2,439,296
Connect US Finco Tranche B 2.811% (LIBOR01M +
4.50%) 12/12/26 •	796,626	802,999
Core & Main 4.572% (LIBOR03M + 2.75%) 8/1/24 •	2,557,669	2,562,976
CPI Holdco 1st Lien 6.195% (LIBOR03M + 4.25%)
11/4/26 •	459,000	462,299
CSC Holdings
3.926% (LIBOR03M + 2.25%) 7/17/25 •	1,813,713	1,821,640
4.176% (LIBOR03M + 2.50%) 4/15/27 •	1,372,625	1,381,204
Datto 5.895% (LIBOR01M + 4.25%) 4/2/26 •	1,248,725	1,256,530
DaVita Tranche B 3.895% (LIBOR01M + 2.25%) 8/12/26 •	2,424,923	2,435,966
Delek US Holdings 3.895% (LIBOR01M + 2.25%)
3/31/25 •	1,537,650	1,536,205
DTZ US Borrower 5.049% (LIBOR01M + 3.25%) 8/21/25 •	1,204,750	1,211,311
Edgewater Generation 5.395% (LIBOR01M + 3.75%)
12/15/25 •	876,150	862,642
Ensemble RCM 5.659% (LIBOR03M + 3.75%) 8/1/26 •	1,067,325	1,072,995
ESH Hospitality 3.645% (LIBOR01M + 2.00%) 9/18/26 •	1,718,238	1,731,124
ExamWorks Group Tranche B-1 4.895% (LIBOR01M +
3.25%) 7/27/23 •	1,441,823	1,449,332
Garda World Security Tranche B 1st Lien 6.66%
(LIBOR03M + 4.75%) 10/23/26 •	825,853	833,388
Gardner Denver Tranche B-1 4.395% (LIBOR01M +
2.75%) 7/30/24 •	1,393,445	1,400,702
Gates Global Tranche B-2 4.395% (LIBOR01M + 2.75%)
4/1/24 •	1,511,037	1,508,834
Gentiva Health Services Tranche B 4.938% (LIBOR01M +
3.25%) 7/2/25 •	1,804,735	1,813,759
Granite Generation 0.00% 11/9/26 •	2,393,372	2,399,355

18 NQ-189 [1/20] 3/20 (1110452)

	Principal amount°	Value (US $)
Loan Agreements (continued)
Granite US Holdings Tranche B 7.211% (LIBOR03M +
5.25%) 9/30/26 •	507,728	$508,997
Gray Television Tranche B-2 4.031% (LIBOR01M + 2.25%)
2/7/24 •	2,027,963	2,036,413
GVC Holdings Tranche B2 4.145% (LIBOR01M + 2.50%)
3/29/24 •	2,466,075	2,483,414
HCA Tranche B-12 3.395% (LIBOR01M + 1.75%)
3/13/25 •	4,723,524	4,756,000
Hilton Worldwide Finance Tranche B-2 3.411%
(LIBOR01M + 1.75%) 6/22/26 •	316,470	319,264
HUB International 4.551% (LIBOR03M + 2.75%) 4/25/25 •	3,447,500	3,449,348
Ineos US Finance 3.645% (LIBOR01M + 2.00%) 4/1/24 •	1,258,618	1,260,104
Invictus 1st Lien 4.779% (LIBOR06M + 3.00%) 3/28/25 •	1,029,662	1,001,347
IQVIA Tranche B-3 3.695% (LIBOR03M + 1.75%)
6/11/25 •	2,595,475	2,616,563
Iron Mountain Information Management Tranche B 3.395%
(LIBOR01M + 1.75%) 1/2/26 •	2,737,162	2,734,882
JBS USA LUX 3.645% (LIBOR01M + 2.00%) 5/1/26 •	565,725	569,497
Kronos 4.909% (LIBOR03M + 3.00%) 11/1/23 •	1,925,933	1,936,466
Merrill Communications Tranche B 1st Lien 6.908%
(LIBOR03M + 5.00%) 10/5/26 •	633,413	641,330
MGM Growth Properties Operating Partnership Tranche B
3.566% (LIBOR01M + 2.00%) 3/21/25 •	1,873,363	1,882,876
Microchip Technology 3.65% (LIBOR01M + 2.00%)
5/29/25 •	2,420,294	2,433,000
NFP Tranche B 4.645% (LIBOR01M + 3.00%) 1/8/24 •	2,083,223	2,084,711
Numericable U. S. Tranche B-11 4.395% (LIBOR01M +
2.75%) 7/31/25 •	1,514,391	1,505,060
Numericable US Tranche B-13 5.676% (LIBOR01M +
4.00%) 8/14/26 •	622,125	623,178
ON Semiconductor Tranche B-4 3.645% (LIBOR01M +
2.00%) 9/16/26 •	2,870,615	2,890,741
Penn National Gaming Tranche B-1 3.895% (LIBOR01M +
2.25%) 10/15/25 •	2,475,000	2,488,781
Perstorp Holding Tranche B 6.695% (LIBOR03M + 4.75%)
4/13/26 •	1,627,700	1,599,215
PQ Tranche B-1 4.277% (LIBOR03M + 2.50%) 2/8/25 •	1,991,600	2,000,106
Pregis Topco 1st Lien 5.645% (LIBOR01M + 4.00%)
7/24/26 •	780,000	782,072
Prestige Brands Tranche B-4 3.645% (LIBOR01M +
2.00%) 1/26/24 •	1,810,800	1,825,352
Prime Security Services Borrower Tranche B-1 5.013%
(LIBOR01M + 3.25%) 9/23/26 •	1,823,430	1,829,635
Radiate Holdco 4.645% (LIBOR01M + 3.00%) 2/1/24 •	1,565,692	1,569,606

NQ-189 [1/20] 3/20 (1110452) 19

Schedule of investments

Delaware Diversified Income Fund

	Principal amount°	Value (US $)
Loan Agreements (continued)
Russell Investments US Institutional Holdco 4.895%
(LIBOR01M + 3.25%) 6/1/23 •	612,529	$614,443
Scientific Games International Tranche B-5 4.395%
(LIBOR01M + 2.75%) 8/14/24 •	1,263,583	1,264,900
Sinclair Television Group Tranche B 3.90% (LIBOR01M +
2.25%) 1/3/24 •	2,122,495	2,132,205
Solenis International 1st Lien 0.00% 6/26/25 X	1,713,439	1,699,161
Sprint Communications
4.188% (LIBOR01M + 2.50%) 2/2/24 •	2,116,519	2,090,723
4.688% (LIBOR01M + 3.00%) 2/2/24 •	1,257,300	1,241,584
SS&C Technologies Tranche B-4 3.395% (LIBOR01M +
1.75%) 4/16/25 •	877,835	880,098
SS&C Technologies Tranche B-3 3.395% (LIBOR01M +
1.75%) 4/16/25 •	1,230,203	1,233,374
Staples Tranche B-1 6.781% (LIBOR01M + 5.00%)
4/16/26 •	612,000	601,545
Stars Group Holdings 5.445% (LIBOR03M + 3.50%)
7/10/25 •	419,275	422,530
Surf Holdings 0.00% 1/15/27 X	930,000	936,975
Surgery Center Holdings 4.90% (LIBOR01M + 3.25%)
9/2/24 •	757,127	756,465
Tecta America 6.145% (LIBOR01M + 4.50%) 11/20/25 •	1,400,850	1,386,842
Telenet Financing 0.00% 4/24/28 X	2,530,000	2,525,031
Titan Acquisition 4.645% (LIBOR01M + 3.00%) 3/28/25 •	565,524	556,193
Transdigm Tranche F 4.145% (LIBOR01M + 2.50%)
6/9/23 •	1,780,725	1,781,560
Trident TPI Holdings Tranche B-1 4.645% (LIBOR01M +
3.00%) 10/17/24 •	1,143,833	1,128,105
UGI Energy Services 5.395% (LIBOR01M + 3.75%)
8/7/26 •	1,086,540	1,091,294
Ultimate Software Group 1st Lien 5.395% (LIBOR01M +
3.75%) 5/4/26 •	2,573,930	2,588,179
United Rentals (North America) 3.395% (LIBOR01M +
1.75%) 10/31/25 •	222,188	223,477
US Foods Tranche B 3.645% (LIBOR01M + 2.00%)
9/13/26 •	2,457,840	2,472,240
USI 5.945% (LIBOR03M + 4.00%) 12/2/26 •	509,858	516,231
USI Tranche B 4.945% (LIBOR03M + 3.00%) 5/16/24 •	2,676,651	2,670,377
USIC Holdings Tranche B 4.895% (LIBOR01M + 3.25%)
12/8/23 •	417,746	417,224
Vistra Operations 3.40% (LIBOR01M + 1.75%) 12/31/25 •	2,782,500	2,797,281
Zayo Group Tranche B-2 3.895% (LIBOR01M + 2.25%)
1/19/24 •	1,344,616	1,348,187

20 NQ-189 [1/20] 3/20 (1110452)

	Principal amount°	Value (US $)
Loan Agreements (continued)
Zekelman Industries 3.909% (LIBOR01M + 2.25%)
1/17/27 •	797,000	$798,654

NQ-189 [1/20] 3/20 (1110452) 21

Schedule of investments

Delaware Diversified Income Fund

	Principal amount°	Value (US $)
Loan Agreements (continued)
Zelis Cost Management 6.395% (LIBOR01M + 4.75%)
9/25/26 •	679,600	$685,971
Total Loan Agreements (cost $148,547,846)		148,839,121

Municipal Bonds – 0.13%
Oregon State Taxable Pension
(Taxable Build America Bonds) 5.892% 6/1/27	150,000	182,137
South Carolina Public Service Authority
Series D 4.77% 12/1/45	790,000	990,067
State of California Various Purposes
(Build America Bonds) 7.55% 4/1/39	2,195,000	3,714,621
Total Municipal Bonds (cost $4,307,924)		4,886,825

Non-Agency Asset-Backed Securities – 2.93%
American Express Credit Account Master Trust
Series 2018-6 A 3.06% 2/15/24	3,390,000	3,465,917
Barclays Dryrock Issuance Trust
Series 2017-1 A 2.006% (LIBOR01M + 0.33%, Floor
0.33%) 3/15/23 •	980,000	980,863
Chase Issuance Trust
Series 2018-A1 A1 1.876% (LIBOR01M + 0.20%)
4/17/23 •	2,100,000	2,102,059
Citicorp Residential Mortgage Trust
Series 2006-3 A5 5.206% 11/25/36 •	5,365,922	5,523,937
CNH Equipment Trust
Series 2019-B A2 2.55% 9/15/22	8,280,000	8,309,327
Contimortgage Home Equity Loan Trust
Series 1996-4 A8 7.22% 1/15/28	2,224	2,120
Ford Credit Auto Owner Trust
Series 2018-1 A 144A 3.19% 7/15/31 #	5,805,000	6,168,605
Hardee’s Funding
Series 2018-1A A2I 144A 4.25% 6/20/48 #	3,061,250	3,094,832
HOA Funding
Series 2014-1A A2 144A 4.846% 8/20/44 #	8,363,775	8,382,259
Mercedes-Benz Auto Lease Trust
Series 2019-B A2 2.01% 12/15/21	1,000,000	1,001,437
Series 2020-A A2 1.82% 3/15/22	2,100,000	2,097,037
Mercedes-Benz Master Owner Trust
Series 2018-BA A 144A 2.016% (LIBOR01M + 0.34%)
5/15/23 #•	2,325,000	2,328,910
Series 2019-AA A 144A 2.026% (LIBOR01M + 0.35%)
5/15/23 #•	8,605,000	8,619,745

22 NQ-189 [1/20] 3/20 (1110452)

	Principal amount°	Value (US $)
Non-Agency Asset-Backed Securities (continued)
Navistar Financial Dealer Note Master Owner Trust II
Series 2018-1 A 144A 2.291% (LIBOR01M + 0.63%,
Floor 0.63%) 9/25/23 #•	2,200,000	$2,204,057
Nissan Master Owner Trust Receivables
Series 2019-B A 2.106% (LIBOR01M + 0.43%)
11/15/23 •	2,000,000	2,005,374
Penarth Master Issuer
Series 2018-2A A1 144A 2.108% (LIBOR01M + 0.45%)
9/18/22 #•	6,670,000	6,672,034
Popular ABS Mortgage Pass Through Trust
Series 2006-C A4 1.911% (LIBOR01M + 0.25%, Cap
14.00%, Floor 0.25%) 7/25/36 ◆ •	1,519,349	1,516,033
Taco Bell Funding
Series 2016-1A A2II 144A 4.377% 5/25/46 #	2,778,750	2,825,100
Tesla Auto Lease Trust
Series 2019-A A2 144A 2.13% 4/20/22 #	3,600,000	3,617,811
Towd Point Mortgage Trust
Series 2015-5 A1B 144A 2.75% 5/25/55 #•	1,235,628	1,237,977
Series 2015-6 A1B 144A 2.75% 4/25/55 #•	1,531,919	1,541,506
Series 2016-1 A1B 144A 2.75% 2/25/55 #•	860,169	863,998
Series 2016-2 A1 144A 3.00% 8/25/55 #•	969,655	984,499
Series 2016-3 A1 144A 2.25% 4/25/56 #•	1,168,820	1,170,336
Series 2017-1 A1 144A 2.75% 10/25/56 #•	1,028,653	1,041,029
Series 2017-2 A1 144A 2.75% 4/25/57 #•	529,929	535,533
Series 2017-4 M1 144A 3.25% 6/25/57 #•	2,705,000	2,795,750
Series 2018-1 A1 144A 3.00% 1/25/58 #•	892,722	909,317
Toyota Auto Receivables Owner Trust
Series 2019-B A2A 2.59% 2/15/22	6,430,625	6,459,458
Trafigura Securitisation Finance
Series 2017-1A A1 144A 2.526% (LIBOR01M + 0.85%)
12/15/20 #•	3,200,000	3,202,835
Series 2018-1A A1 144A 2.406% (LIBOR01M + 0.73%)
3/15/22 #•	5,810,000	5,807,124
Vantage Data Centers Issuer
Series 2018-1A A2 144A 4.072% 2/16/43 #	1,569,333	1,634,889
Verizon Owner Trust
Series 2017-3A A1A 144A 2.06% 4/20/22 #	685,810	686,663
Volvo Financial Equipment Master Owner Trust
Series 2017-A A 144A 2.176% (LIBOR01M + 0.50%)
11/15/22 #•	4,685,000	4,700,811
Wendy’s Funding
Series 2018-1A A2I 144A 3.573% 3/15/48 #	4,512,900	4,617,148
Total Non-Agency Asset-Backed Securities
(cost $107,145,989)		109,106,330

NQ-189 [1/20] 3/20 (1110452) 23

Schedule of investments

Delaware Diversified Income Fund

	Principal amount°	Value (US $)
Non-Agency Collateralized Mortgage Obligations – 1.90%
Agate Bay Mortgage Trust
Series 2015-1 B1 144A 3.805% 1/25/45 #•	2,280,233	$2,361,438
Series 2015-1 B2 144A 3.805% 1/25/45 #•	1,289,328	1,329,212
Banc of America Mortgage Trust
Series 2004-K 2A1 3.758% 12/25/34 •	365,244	371,106
Chase Home Lending Mortgage Trust
Series 2019-ATR2 A3 144A 3.50% 7/25/49 #•	1,366,937	1,395,271
CHL Mortgage Pass Through Trust
Series 2004-HYB2 2A 4.991% 7/20/34 ◆ •	41,115	40,652
Citicorp Mortgage Securities Trust
Series 2006-3 1A9 5.75% 6/25/36	239,416	242,636
Connecticut Avenue Securities Trust
Series 2018-R07 1M2 144A 4.061% (LIBOR01M +
2.40%) 4/25/31 #•	2,785,965	2,822,062
Series 2019-R01 2M2 144A 4.111% (LIBOR01M +
2.45%) 7/25/31 #•	2,200,000	2,230,057
Credit Suisse First Boston Mortgage Securities
Series 2005-5 6A3 5.00% 7/25/35	886,620	897,521
Flagstar Mortgage Trust
Series 2018-1 A5 144A 3.50% 3/25/48 #•	1,592,492	1,613,003
Series 2018-5 A7 144A 4.00% 9/25/48 #•	836,268	842,544
Galton Funding Mortgage Trust
Series 2018-1 A43 144A 3.50% 11/25/57 #•	1,005,935	1,011,703
GS Mortage-Backed Securities Trust
Series 2020-PJ1 A1 144A 3.50% 5/1/50 #•	2,000,000	2,063,296
GSR Mortgage Loan Trust
Series 2004-9 4A1 4.41% 8/25/34 •	235,900	235,532
Holmes Master Issuer
Series 2018-2A A2 144A 2.251% (LIBOR03M + 0.42%)
10/15/54 #•	2,091,946	2,092,663
JPMorgan Mortgage Trust
Series 2005-A8 1A1 3.968% 11/25/35 •	129,259	120,905
Series 2006-S1 1A1 6.00% 4/25/36	1,618,249	1,758,506
Series 2007-A1 7A4 4.381% 7/25/35 •	26,753	24,587
Series 2014-2 B1 144A 3.405% 6/25/29 #•	1,325,016	1,350,078
Series 2014-2 B2 144A 3.405% 6/25/29 #•	493,675	501,682
Series 2014-IVR6 2A4 144A 2.50% 7/25/44 #•	2,470,000	2,474,815
Series 2015-1 B2 144A 3.099% 12/25/44 #•	2,746,500	2,762,019
Series 2015-4 B1 144A 3.621% 6/25/45 #•	2,401,263	2,491,605
Series 2015-4 B2 144A 3.621% 6/25/45 #•	1,723,847	1,785,564
Series 2015-5 B2 144A 3.118% 5/25/45 #•	2,757,401	2,781,597
Series 2015-6 B1 144A 3.596% 10/25/45 #•	1,657,398	1,706,154
Series 2015-6 B2 144A 3.596% 10/25/45 #•	1,604,642	1,647,131
Series 2016-4 B1 144A 3.896% 10/25/46 #•	1,066,131	1,122,151

24 NQ-189 [1/20] 3/20 (1110452)

	Principal amount°	Value (US $)
Non-Agency Collateralized Mortgage Obligations (continued)
JPMorgan Mortgage Trust
Series 2016-4 B2 144A 3.896% 10/25/46 #•	1,825,784	$1,910,004
Series 2017-1 B3 144A 3.536% 1/25/47 #•	3,271,737	3,358,141
Series 2017-2 A3 144A 3.50% 5/25/47 #•	1,182,827	1,211,721
Series 2018-3 A5 144A 3.50% 9/25/48 #•	1,690,534	1,724,963
Series 2019-LTV3 A3 144A 3.50% 3/25/50 #=•	1,314,060	1,340,444
MASTR ARM Trust
Series 2004-10 2A2 3.91% 10/25/34 •	22,962	21,993
New Residential Mortgage Loan Trust
Series 2018-RPL1 A1 144A 3.50% 12/25/57 #•	1,387,551	1,439,655
Permanent Master Issuer
Series 2018-1A 1A1 144A 2.211% (LIBOR03M + 0.38%)
7/15/58 #•	1,500,000	1,500,453
Sequoia Mortgage Trust
Series 2013-4 B2 3.487% 4/25/43 •	1,309,128	1,335,460
Series 2013-12 B3 144A 4.205% 12/25/43 #•	3,372,206	3,499,064
Series 2014-2 A4 144A 3.50% 7/25/44 #•	1,107,868	1,130,112
Series 2015-1 B2 144A 3.875% 1/25/45 #•	1,865,809	1,924,737
Series 2017-4 A1 144A 3.50% 7/25/47 #•	1,223,475	1,251,098
Series 2018-5 A4 144A 3.50% 5/25/48 #•	1,650,538	1,680,068
Series 2018-8 A4 144A 4.00% 11/25/48 #•	1,478,563	1,492,655
Silverstone Master Issuer
Series 2018-1A 1A 144A 2.209% (LIBOR03M + 0.39%)
1/21/70 #•	3,720,000	3,711,117
Thornburg Mortgage Securities Trust
Series 2007-4 1A1 3.716% 9/25/37 •	647,449	656,776
Washington Mutual Mortgage Pass Through Certificates
Trust
Series 2005-1 5A2 6.00% 3/25/35 ◆	19,289	1,804
Wells Fargo Mortgage-Backed Securities Trust
Series 2006-20 A1 5.50% 12/25/21	63,883	63,932
Series 2006-AR5 2A1 5.169% 4/25/36 •	465,005	464,906
Series 2007-AR10 2A1 4.312% 1/25/38 •	860,953	802,225
Total Non-Agency Collateralized Mortgage Obligations (cost $68,596,897)		70,596,818

Non-Agency Commercial Mortgage-Backed Securities – 7.59%
Banc of America Commercial Mortgage Trust
Series 2017-BNK3 B 3.879% 2/15/50 •	30,000	32,038
BANK
Series 2017-BNK5 A5 3.39% 6/15/60	6,515,000	7,090,324
Series 2017-BNK5 B 3.896% 6/15/60 •	2,775,000	2,986,350
Series 2017-BNK7 A5 3.435% 9/15/60	4,585,000	5,008,551
Series 2019-BN20 A3 3.011% 9/15/61	5,125,000	5,476,811
Series 2019-BN21 A5 2.851% 10/17/52	8,000,000	8,440,791

NQ-189 [1/20] 3/20 (1110452) 25

Schedule of investments

Delaware Diversified Income Fund

	Principal amount°	Value (US $)
Non-Agency Commercial Mortgage-Backed Securities (continued)
BENCHMARK Mortgage Trust
Series 2018-B1 A5 3.666% 1/15/51 •	7,815,000	$8,666,023
Series 2018-B3 A5 4.025% 4/10/51	1,615,000	1,833,585
Series 2019-B9 A5 4.016% 3/15/52	13,645,000	15,587,032
Cantor Commercial Real Estate Lending
Series 2019-CF1 A5 3.786% 5/15/52	11,685,000	13,142,209
Series 2019-CF2 A5 2.874% 11/15/52	5,400,000	5,679,746
Series 2019-CF3 A4 3.006% 1/15/53	3,000,000	3,196,835
CD Mortgage Trust
Series 2016-CD2 A3 3.248% 11/10/49	5,440,000	5,830,789
Series 2017-CD6 B 3.911% 11/13/50 •	1,925,000	2,079,978
Series 2019-CD8 A4 2.912% 8/15/57	3,400,000	3,604,080
CFCRE Commercial Mortgage Trust
Series 2011-C2 C 144A 5.933% 12/15/47 #•	1,745,000	1,826,466
Series 2016-C7 A3 3.839% 12/10/54	9,835,000	10,868,248
Citigroup Commercial Mortgage Trust
Series 2014-GC25 A4 3.635% 10/10/47	3,550,000	3,808,238
Series 2016-P3 A4 3.329% 4/15/49	5,500,000	5,913,681
Series 2017-C4 A4 3.471% 10/12/50	2,710,000	2,963,005
Series 2018-C5 A4 4.228% 6/10/51 •	3,750,000	4,318,842
Series 2019-C7 A4 3.102% 12/15/72	2,800,000	2,999,904
COMM Mortgage Trust
Series 2013-CR6 AM 144A 3.147% 3/10/46 #	6,720,000	6,936,250
Series 2013-WWP A2 144A 3.424% 3/10/31 #	1,550,000	1,624,826
Series 2014-CR19 A5 3.796% 8/10/47	2,895,000	3,121,375
Series 2014-CR20 AM 3.938% 11/10/47	10,355,000	11,060,642
Series 2016-CR28 A4 3.762% 2/10/49	3,290,000	3,606,135
DB-JPM Mortgage Trust
Series 2016-C1 A4 3.276% 5/10/49	3,020,000	3,232,613
Series 2016-C3 A5 2.89% 8/10/49	4,500,000	4,734,487
DB-UBS Mortgage Trust
Series 2011-LC1A C 144A 5.878% 11/10/46 #•	2,205,000	2,257,219
GRACE Mortgage Trust
Series 2014-GRCE A 144A 3.369% 6/10/28 #	2,620,000	2,652,583
GS Mortgage Securities
Series 2018-GS10 C 4.559% 7/10/51 •	1,935,000	2,137,749
GS Mortgage Securities Trust
Series 2010-C1 C 144A 5.635% 8/10/43 #•	3,115,000	3,140,190
Series 2015-GC32 A4 3.764% 7/10/48	3,096,000	3,390,485
Series 2017-GS5 A4 3.674% 3/10/50	6,835,000	7,507,142
Series 2017-GS6 A3 3.433% 5/10/50	3,380,000	3,685,192
Series 2018-GS9 A4 3.992% 3/10/51 •	3,375,000	3,809,689
Series 2018-GS9 C 4.509% 3/10/51 •	700,000	765,620

26 NQ-189 [1/20] 3/20 (1110452)

	Principal amount°	Value (US $)
Non-Agency Commercial Mortgage-Backed Securities (continued)
GS Mortgage Securities Trust
Series 2019-GC39 A4 3.567% 5/10/52	7,241,000	$8,031,209
Series 2019-GC42 A4 3.001% 9/1/52	2,835,000	3,020,685
JPM-BB Commercial Mortgage Securities Trust
Series 2015-C31 A3 3.801% 8/15/48	10,785,000	11,786,822
Series 2015-C33 A4 3.77% 12/15/48	7,550,000	8,265,756
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-LC11 B 3.499% 4/15/46	8,420,000	8,665,851
Series 2015-JP1 A5 3.914% 1/15/49	3,755,000	4,140,553
Series 2016-WIKI A 144A 2.798% 10/5/31 #	3,260,000	3,294,662
Series 2016-WIKI B 144A 3.201% 10/5/31 #	3,260,000	3,300,083
Series 2019-OSB A 144A 3.397% 6/5/39 #	3,250,000	3,550,614
LB-UBS Commercial Mortgage Trust
Series 2006-C6 AJ 5.452% 9/15/39 •	2,631,630	1,400,919
Morgan Stanley BAML Trust
Series 2014-C17 A5 3.741% 8/15/47	3,256,000	3,495,188
Series 2015-C26 A5 3.531% 10/15/48	3,925,000	4,244,237
Series 2016-C29 A4 3.325% 5/15/49	2,500,000	2,685,137
Morgan Stanley Capital I Trust
Series 2006-HQ10 B 5.448% 11/12/41 •	3,736,401	3,402,393
Series 2006-T21 B 144A 5.68% 10/12/52 #•	1,715,396	1,715,561
Series 2016-BNK2 B 3.485% 11/15/49	1,500,000	1,579,764
UBS Commercial Mortgage Trust
Series 2012-C1 A3 3.40% 5/10/45	3,921,436	4,020,332
Series 2018-C9 A4 4.117% 3/15/51 •	4,100,000	4,676,547
UBS-Barclays Commercial Mortgage Trust
Series 2013-C5 B 144A 3.649% 3/10/46 #•	670,000	689,463
Wells Fargo Commercial Mortgage Trust
Series 2014-LC18 A5 3.405% 12/15/47	2,415,029	2,581,444
Series 2015-NXS3 A4 3.617% 9/15/57	2,270,000	2,465,878
Series 2016-BNK1 A3 2.652% 8/15/49	5,790,000	5,996,053
Series 2017-C38 A5 3.453% 7/15/50	4,140,000	4,517,217
Total Non-Agency Commercial Mortgage-Backed Securities (cost $272,540,456)		282,542,091

Sovereign Bonds – 1.85%Δ
Angola - 0.01%
Angolan Government International Bond 144A
8.00% 11/26/29 #	471,000	498,970
		498,970
Argentina - 0.06%
Argentine Republic Government International Bond
5.625% 1/26/22 *	3,931,000	1,945,106

NQ-189 [1/20] 3/20 (1110452) 27

Schedule of investments

Delaware Diversified Income Fund

	Principal amount°	Value (US $)
Sovereign BondsΔ (continued)
Argentina (continued)
Argentine Republic Government International Bond
6.875% 1/11/48	725,000	$309,173
		2,254,279
Azerbaijan - 0.04%
Republic of Azerbaijan International Bond 144A
4.75% 3/18/24 #	1,426,000	1,540,217
		1,540,217
Belarus - 0.01%
Republic of Belarus International Bond 144A
6.20% 2/28/30 #	200,000	218,557
		218,557
Brazil - 0.03%
Brazilian Government International Bond 4.75% 1/14/50	872,000	901,212
		901,212
Chile - 0.02%
Chile Government International Bond 3.50% 1/25/50	700,000	763,350
		763,350
Colombia - 0.06%
Colombia Government International Bond
4.00% 2/26/24	1,296,000	1,376,702
5.00% 6/15/45	728,000	886,293
		2,262,995
Dominican Republic - 0.11%
Dominican Republic International Bond
144A 4.50% 1/30/30 #	867,000	867,225
144A 6.00% 7/19/28 #	2,842,000	3,158,450
		4,025,675
Ecuador - 0.09%
Ecuador Government International Bond 144A
10.75% 1/31/29 #	3,770,000	3,427,335
		3,427,335
Egypt - 0.31%
Egypt Government International Bond
144A 5.577% 2/21/23 #	9,340,000	9,824,782
144A 8.70% 3/1/49 #	1,453,000	1,678,599
		11,503,381
El Salvador - 0.03%
El Salvador Government International Bond 144A
7.125% 1/20/50 #	1,152,000	1,264,821
		1,264,821

28 NQ-189 [1/20] 3/20 (1110452)

	Principal amount°	Value (US $)
Sovereign BondsΔ (continued)
Gabon - 0.02%
Gabon Government International Bond 144A
6.625% 2/6/31 #	855,000	$864,582
		864,582
Georgia - 0.01%
Georgia Government International Bond 6.875% 4/12/21	389,000	410,314
		410,314
Ghana - 0.03%
Ghana Government International Bond 144A
7.875% 3/26/27 #	1,170,000	1,254,123
		1,254,123
Guatemala - 0.02%
Guatemala Government Bond 144A 4.875% 2/13/28 #	594,000	642,320
		642,320
Indonesia - 0.03%
Indonesia Government International Bond
2.95% 1/11/23	700,000	715,794
144A 4.625% 4/15/43 #	387,000	445,237
		1,161,031
Ivory Coast - 0.04%
Ivory Coast Government International Bond 144A
6.125% 6/15/33 #	1,491,000	1,531,821
		1,531,821
Jordan - 0.01%
Jordan Government International Bond 144A
5.75% 1/31/27 #	380,000	407,193
		407,193
Kenya - 0.06%
Kenya Government International Bond 144A
8.00% 5/22/32 #	2,175,000	2,371,248
		2,371,248
Lebanon - 0.02%
Lebanon Government International Bond 6.25% 5/27/22	1,683,000	682,945
		682,945
Mexico - 0.02%
Mexico Government International Bond 4.60% 2/10/48	595,000	678,119
		678,119
Mongolia - 0.08%
Development Bank of Mongolia 144A 7.25% 10/23/23 #	1,645,000	1,751,925
Mongolia Government International Bond 144A
5.625% 5/1/23 #	1,226,000	1,256,644
		3,008,569

NQ-189 [1/20] 3/20 (1110452) 29

Schedule of investments

Delaware Diversified Income Fund

		Principal amount°	Value (US $)
Sovereign BondsΔ (continued)
Nigeria - 0.04%
Nigeria Government International Bond 144A
7.875% 2/16/32 #		1,410,000	$1,478,209
			1,478,209
Panama - 0.01%
Panama Government International Bond 4.50% 5/15/47		365,000	452,489
			452,489
Paraguay - 0.02%
Paraguay Government International Bond 144A
5.40% 3/30/50 #		727,000	854,003
			854,003
Peru - 0.03%
Peruvian Government International Bond 2.844% 6/20/30 *		1,042,000	1,106,070
			1,106,070
Poland - 0.04%
Republic of Poland Government Bond 2.25% 4/25/22	PLN	6,155,000	1,613,048
			1,613,048
Qatar - 0.06%
Qatar Government International Bond 144A
4.00% 3/14/29 #		1,905,000	2,151,894
			2,151,894
Russia - 0.11%
Russian Foreign Bond - Eurobond
144A 4.25% 6/23/27 #		2,400,000	2,654,698
144A 5.25% 6/23/47 #		1,200,000	1,570,902
			4,225,600
Saudi Arabia - 0.01%
Saudi Government International Bond 144A
3.625% 3/4/28 #		395,000	425,069
			425,069
Senegal - 0.02%
Senegal Government International Bond 144A
6.75% 3/13/48 #		563,000	578,180
			578,180
South Africa - 0.03%
Republic of South Africa Government International Bond
4.875% 4/14/26		331,000	347,441
5.75% 9/30/49		595,000	586,807
			934,248
Sri Lanka - 0.06%
Sri Lanka Government International Bond
144A 5.875% 7/25/22 #		678,000	690,529

30 NQ-189 [1/20] 3/20 (1110452)

	Principal amount°	Value (US $)
Sovereign BondsΔ (continued)
Sri Lanka (continued)
Sri Lanka Government International Bond
144A 6.20% 5/11/27 #	1,155,000	$1,104,613
144A 7.55% 3/28/30 #	310,000	307,927
		2,103,069
Turkey - 0.10%
Turkey Government International Bond
6.25% 9/26/22	1,374,000	1,469,321
6.35% 8/10/24	300,000	325,298
7.625% 4/26/29 *	1,600,000	1,862,688
		3,657,307
Ukraine - 0.09%
Ukraine Government International Bond 144A
7.75% 9/1/26 #	3,000,000	3,406,620
		3,406,620
Uruguay - 0.06%
Uruguay Government International Bond 4.375% 1/23/31	1,835,000	2,111,626
		2,111,626
Uzbekistan - 0.06%
Republic of Uzbekistan Bond 144A 5.375% 2/20/29 #	1,800,000	2,012,794
		2,012,794
Total Sovereign Bonds (cost $65,816,282)		68,783,283

Supranational Banks – 0.12%
Banque Ouest Africaine de Developpement
144A 4.70% 10/22/31 #	2,309,000	2,426,031
144A 5.00% 7/27/27 #	1,938,000	2,097,614
Total Supranational Banks (cost $4,209,674)		4,523,645

US Treasury Obligations – 16.71%
US Treasury Bonds
2.375% 11/15/49	20,740,000	22,494,799
4.50% 2/15/36	131,295,000	182,902,653
US Treasury Floating Rate Note
1.776% (USBMMY3M + 0.22%) 7/31/21 •	64,325,000	64,435,182
US Treasury Notes
1.625% 8/15/29	1,460,000	1,475,741
1.75% 12/31/24 * ∞	210,715,000	214,999,257
1.75% 11/15/29	79,970,000	81,725,589
US Treasury Strip Principal
2.26% 5/15/44	88,690,000	53,892,594
Total US Treasury Obligations (cost $606,918,904)		621,925,815

NQ-189 [1/20] 3/20 (1110452) 31

Schedule of investments

Delaware Diversified Income Fund

	Number of shares	Value (US $)
Common Stock – 0.00%
Century Communications =†	7,875,000	$0
Total Common Stock (cost $238,403)		0

Preferred Stock – 0.11%
USB Realty 144A 2.978% (LIBOR03M + 1.147%)#•	4,485,000	4,026,431
Total Preferred Stock (cost $3,482,875)		4,026,431

Short-Term Investments – 3.37%
Money Market Mutual Funds - 3.37%
BlackRock FedFund – Institutional Shares (seven-day
effective yield 1.49%)	25,069,731	25,069,731
Fidelity Investments Money Market Government
Portfolio – Class I (seven-day effective yield 1.46%)	25,069,731	25,069,731
GS Financial Square Government Fund – Institutional
Shares (seven-day effective yield 1.46%)	25,069,731	25,069,731
Morgan Stanley Government Portfolio – Institutional Share
Class (seven-day effective yield 1.45%)	25,069,731	25,069,731
State Street Institutional US Government Money Market
Fund – Investor Class (seven-day effective yield 1.44%)	25,069,731	25,069,731
Total Short-Term Investments (cost $125,348,655)		125,348,655
Total Value of Securities Before Securities
Lending Collateral – 102.70%
(cost $3,701,825,671)		3,821,914,449

	Principal amount°
Security Lending Collateral – 6.29%
Discounted Commercial Paper - 0.01% ≠
Pfizer 1.63% 4/16/20 ≥	250,000	249,214
		249,214
Repurchase Agreements - 6.19%
Bank of Montreal
1.57%, dated 1/31/20, to be repurchased on 2/3/20,
repurchase price $35,156,107 (collateralized by US
government obligations 0.00%-3.625%
2/15/20-9/9/49; market value $35,854,557)	35,151,508	35,151,508
Bank of Nova Scotia
1.57%, dated 1/31/20, to be repurchased on 2/3/20,
repurchase price $46,798,951 (collateralized by US
government obligations 0.00%-2.625%
2/27/20-1/15/25; market value $47,734,941)	46,792,829	46,792,829

32 NQ-189 [1/20] 3/20 (1110452)

	Principal amount°	Value (US $)
Security Lending Collateral (continued)
Repurchase Agreements (continued)
BOFA Securities
1.57%, dated 1/31/20, to be repurchased on 2/3/20,
repurchase price $46,798,951 (collateralized by US
government obligations 1.125% 1/15/21;
market value $47,728,759)	46,792,829	$46,792,829
Credit Agricole
1.57%, dated 1/31/20, to be repurchased on 2/3/20,
repurchase price $47,333,048 (collateralized by US
government obligations 1.625% 12/15/22;
market value $48,273,464)	47,326,856	47,326,856
JP Morgan Securities
1.57%, dated 1/31/20, to be repurchased on 2/3/20,
repurchase price $54,520,232 (collateralized by US
government obligations 1.75% 6/30/24-12/31/24;
market value $55,603,420)	54,513,100	54,513,100
		230,577,122
Short-Term Floating Rate Notes - 0.09%
Commonwealth Bank of Australia 1.94% (LIBOR03M +
0.04%) 2/3/20 ≥ •	300,000	300,000
Intel 1.93% (LIBOR03M + 0.08%) 5/11/20 •	240,000	240,042
Toronto-Dominion Bank (New York) 2.06% (LIBOR03M +
0.19%) 10/7/20 •	300,000	300,301
Wells Fargo Bank
1.96% (LIBOR03M + 0.06%) 3/20/20 •	598,000	598,114
1.96% (LIBOR01M + 0.18%) 5/1/20 •	1,900,000	1,900,406
		3,338,863
Total Securities Lending Collateral (cost $234,164,309)		234,165,199

Total Value of Securities – 108.99%
(cost $3,935,989,980)		4,056,079,648 ■
Obligation to Return Securities Lending Collateral – (6.29%)		(234,166,553)
Liabilities Net of Receivables and Other Assets – (2.70%)		(100,380,532)
Net Assets Applicable to 414,565,304 Shares Outstanding – 100.00%		$3,721,532,563

# Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
At Jan. 31, 2020, the aggregate value of Rule 144A securities was $833,957,408, which represents
22.41% of the Fund’s net assets.

* Fully or partially on loan.
◆Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

NQ-189 [1/20] 3/20 (1110452) 33

Schedule of investments

Delaware Diversified Income Fund

= The value of this security was determined using significant unobservable inputs and is reported as a
Level 3 security.
≠ The rate shown is the effective yield at the time of purchase.
≥ Commercial paper exempt from registration under Section 4(a)(2) and/or Rule 144A of the Securities
Act of 1933, as amended, and may be resold in transactions exempt from registration only to dealers in that program or other “accredited investors.” At Jan. 31, 2020, the aggregate value of these securities was $549,214, which represented 0.01% of the Fund’s net assets.
■ Includes $229,341,378 of securities loaned.

° Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
Δ Securities have been classified by country of origin.

µ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at Jan. 31, 2020.
Rate will reset at a future date.
y No contractual maturity date.
Ω Principal only security. A principal only security is the principal only portion of a fixed income security which is separated and sold individually from the interest portion of the security.

† Non-income producing security.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at
Jan. 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i.e. LIBOR03M,
LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

X This loan will settle after Jan. 31, 2020, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
f Step coupon bond. Stated rate in effect at Jan. 31, 2020 through maturity date.
∞ Fully or partially pledged as collateral for futures contracts.

34 NQ-189 [1/20] 3/20 (1110452)

Unfunded Commitments

The Fund may invest in floating rate loans. In connection with these investments, the Fund may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Fund to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount. The following unfunded loan commitments were outstanding at Jan. 31, 2020:

								Unrealized
								Appreciation
Borrower				Principal Amount		Value		(Depreciation)
Connect US Finco 2.811% (LIBOR01M + 4.50%) 12/12/26				$1,151,374		$1,160,585		$9,211
The following foreign currency exchange contract and futures contracts were outstanding at Jan. 31, 2020:

Foreign Currency Exchange Contract

			Currency to			Settlement		Unrealized
Counterparty			Receive (Deliver)	In Exchange For		Date		Appreciation
JPMCB			EUR (1,488,312)	USD	1,667,773	3/6/20		$13,669

Futures Contracts

								Variation
								Margin
			Notional		Value/	Value/		Due from
		Notional	Cost	Expiration	Unrealized	Unrealized		(Due to)
Contracts to	Buy (Sell)	Amount	(Proceeds)	Date	Appreciation		Depreciation	Brokers
	US Treasury
3,436	5 yr Notes	$413,420,585	$408,693,699	3/31/20	$4,726,896		$—	$885,835
	US Treasury
	10 yr
(109)	Notes	(14,350,531)	(14,333,230)	3/20/20	—	(17,301)		85,250
Total Futures Contracts			$394,360,469		$4,726,896	$(17,301)		$971,085

The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts disclosed in these financial statements. The notional amounts and foreign currency exchange contract presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of abbreviations:
ABS – Asset-Backed Security
ARM – Adjustable Rate Mortgage
BADLARPP – Argentina Term Deposit Rate
CLO – Collateralized Loan Obligation
DB – Deutsche Bank
EUR – European Monetary Unit

NQ-189 [1/20] 3/20 (1110452) 35

Schedule of investments

Delaware Diversified Income Fund

Summary of abbreviations (continued):
FREMF – Freddie Mac Multifamily
GNMA – Government National Mortgage Association
GS – Goldman Sachs
ICE – Intercontinental Exchange
JPM – JPMorgan
JPMCB – JPMorgan Chase Bank, National Association
LB – Lehman Brothers
LIBOR – London Interbank Offered Rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
MASTR – Mortgage Asset Securitization Transactions, Inc.
PLN – Polish Zloty
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
USBMMY3M – US Treasury 3 Months Bill Money Market Yield
USD – US Dollar
yr – Year

36 NQ-189 [1/20] 3/20 (1110452)